September 4, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason ETF Equity Trust
Registration Statement on Form N-1A
Securities Act File No. (not yet assigned)
Investment Company Act File No. 811-23096

Ladies and Gentlemen:

On behalf of Legg Mason ETF Equity Trust (the “Trust”), we hereby transmit for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933 and the Investment Company Act of 1940, an initial Registration Statement on Form N-1A.

The Registration Statement is being filed as an initial registration for a new registrant and includes four series (each, a “Fund”):

1.   Legg Mason Developed ex-US Diversified Core ETF

2.   Legg Mason Emerging Markets Diversified Core ETF

3.   Legg Mason US Diversified Core ETF

4.   Legg Mason Low Volatility High Dividend ETF

As a new registrant, the Trust separately filed a Form N-8A Notification of Registration immediately prior to the filing of this Registration Statement.

The Trust’s application for exemptive relief to offer index-based exchange-traded funds was filed with the Commission on June 17, 2015 (File No. 812-14491).

If you have any questions or comments, please call me at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell

Dianne E. O’Donnell

Enclosures

cc:	Harris C. Goldblat, Legg Mason & Co., LLC
Benjamin J. Haskin, Willkie Farr & Gallagher LLP
Neesa P. Sood, Willkie Farr & Gallagher LLP